Exchange rates (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Rates [Abstract]
Summary of Exchange Rates in Preparing Consolidated Statements

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2018	2017	2016	2018	2017
Euro to sterling	1.13	1.14	1.22	1.11	1.12
US dollars to sterling	1.34	1.29	1.36	1.27	1.35